Revenue - Entity-wide information (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Percentage of concentration	82.00%	86.00%	80.00%	79.00%	84.30%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of concentration	18.00%	2.00%	20.00%	5.00%	15.70%	30.40%
Customer C [Member]
Concentration Risk [Line Items]
Percentage of concentration		12.00%		16.00%		69.60%